Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Auditor's remuneration
Schedule of auditor's remuneration

	2025	2024	2023
	£m	£m	£m
Fees payable for:
- the audit of NatWest Group’s annual accounts (1)	5.3	5.1	4.9
- the audit of NatWest Group plc’s subsidiaries (1)	34.8	32.5	32.3
- audit-related assurance services (1,2)	4.7	4.2	4.5
Total audit and audit-related assurance services fees	44.8	41.8	41.7

Other assurance services	1.0	1.0	0.7
Corporate finance services (3)	0.9	3.1	0.7
Total other services	1.9	4.1	1.4

(1)	The 2025 audit fee was approved by the Group Audit Committee. At 31 December 2025, £16.0 million has been billed and paid in respect of the 2025 NatWest Group audit fees.
(2)

Comprises fees of £1.5 million (2024 - £1.4 million) for reviews of interim financial information and £3.2 million (2024 - £2.8 million) for reports to NatWest Group’s regulators in the UK and overseas.

(3)	Comprises fees of £0.9 million (2024 - £3.1 million) in respect of work performed by the auditors as reporting accountants on debt and equity issuances undertaken by NatWest Group.